Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 18. SUBSEQUENT EVENTS

The Company evaluated all events and transactions occurred after December 31, 2018 through the date the Company issued the audited financial statements and noted no significant events need to be disclosed.